UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2008
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 February 5,2009
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	36
					---------------------
						115,918
					---------------------
					(thousands)


List of Other Included Managers:   NONE


NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN PUT_CALL  INV_   VOTING AUTHORITY														 DISC	SOLE	NONE
1/100 Berkshire Htwy Cla          Com	84990175	289	300	SH 		SOLE	300	0
A T & T Inc New                   Com	00206R102      	8322	292030	SH 		SOLE	271747	20283
Abbott Laboratories               Com	2824100		7731	144857	SH 		SOLE	135153	9704
Accenture Ltd Cl A                Com	G1150G111      	8034	245036	SH 		SOLE	230504	14532
Amgen Incorporated                Com	31162100	2054	35575	SH 		SOLE	32745	2830
Bank Of New York Co New           Com	64058100	3767	133003	SH 		SOLE	124153	8850
Cabelas Inc                       Com	126804301	376	64515	SH 		SOLE	61665	2850
Chevron Corporation               Com	166764100	3803	51417	SH 		SOLE	48139	3278
Comcast Cp New Cl A Spl           Com	20030N200      	1153	71440	SH 		SOLE	65370	6070
Covance Inc                       Com	222816100	460	10000	SH 		SOLE	10000	0
Disney Walt Co                    Com	254687106	6244	275220	SH 		SOLE	258767	16453
Ebay Inc                          Com	278642103	3454	247455	SH 		SOLE	229899	17556
Franklin Resources Inc            Com	354613101	3066	48075	SH 		SOLE	44650	3425
General Electric Company          Com	369604103	3018	186325	SH 		SOLE	166325	20000
Goldman Sachs Group Inc           Com	38141G104      	864	10240	SH 		SOLE	9475	765
Harley Davidson Inc               Com	412822108	1826	107648	SH 		SOLE	99504	8144
Home Depot Inc                    Com	437076102	5146	223552	SH 		SOLE	208409	15143
Jpmorgan Chase & Co               Com	46625H100      	3735	118489	SH 		SOLE	109354	9135
Legg Mason Inc                    Com	524901105	204	9325	SH 		SOLE	8680	645
M B I A Inc                       Com	55262C100      	297	72995	SH 		SOLE	64355	8640
Mc Donalds Corp                   Com	580135101	288	4645	SH 		SOLE	3980	665
Merck & Co Inc                    Com	589331107	9706	319279	SH 		SOLE	297632	21647
Microsoft Corp                    Com	594918104	10399	534959	SH 		SOLE	500734	34225
Nordstrom Inc                     Com	655664100	2400	180365	SH 		SOLE	166993	13372
Penn Real Est Inv Tr Sbi          Com	709102107	355	47755	SH 		SOLE	45405	2350
Pfizer Incorporated               Com	717081103	3870	218560	SH 		SOLE	198899	19661
Smead Value Fd                    Com	89833W774      	554	39064	SH 		SOLE	39064	0
Starbucks Corp                    Com	855244109	4456	471092	SH 		SOLE	442604	28488
Toyota Motor Cp Adr Newf          Com	892331307	420	6430	SH 		SOLE	6325	105
Udr Inc                           Com	902653104	423	30685	SH 		SOLE	27190	3495
Verizon Communications            Com	92343V104      	7517	221761	SH 		SOLE	207015	14746
Wachovia Corp New                 Com	929903102	335	60470	SH 		SOLE	58350	2120
Walgreen Company                  Com	931422109	1154	46790	SH 		SOLE	44655	2135
Wal-Mart Stores Inc               Com	931142103	8243	147049	SH 		SOLE	137532	9517
Wells Fargo & Co New              Com	949746101	1595	54125	SH 		SOLE	50895	3230
			                              115558

